Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Inputs used in measurement of the fair values at grant date for the equity-settled share option programs
The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	1.853	1.853	1.853
Share price at grant date	10.050	10.050	10.050
Exercise price	10.0475	10.0475	10.0475
Expected volatility (weighted average)	39.63%	39.63%	39.63%
Expected life (days) (weighted average)	365	730	1,095
Expected dividends	8%	8%	8%
Risk-free interest rate	0.66%	0.66%	0.66%
The inputs used in measurement of the fair value at grant date for the TBIP was as follows:

	TBIP
	Tranche 1	Tranche 2	Tranche 3	Tranche 4
Risk-free interest rate	1.69%	1.69%	1.69%	1.69%
Annual volatility	33.43%	33.43%	33.43%	33.43%
Expected vesting period (years)	3.05	3.38	3.69	3.98

Disclosure of number and weighted average exercise prices of share options
The number and weighted-average exercise prices of options under the 2015 LTIP were as follows:

(figures in EUR)	Number of options 2022	Weighted average exercise price 2022	Number of options 2021	Weighted average exercise price 2021
Outstanding at January 1	236,590	7.732	236,590	7.732
Forfeited during the year	—	—	—	—
Settled during the year	(236,590)	6.843	—	—
Granted during the year	—	—	—	—
Outstanding at December 31	—	—	236,590	7.732
Vested at December 31	—	—	236,590	—